Schedule of Investments - March 31, 2020
Hotchkis & Wiley Small Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 97.23%	Held		Value
COMMUNICATION SERVICES - 3.97%
Media - 3.97%
MDC Partners, Inc. (a) (i) (o)		3,869,200	$5,610,340
News Corp.		801,000	7,188,975
TOTAL COMMUNICATION SERVICES			12,799,315

CONSUMER DISCRETIONARY - 7.91%
Auto Components - 0.34%
Lear Corp.		13,500	1,096,875

Automobiles - 0.84%
Harley-Davidson, Inc.		142,600	2,699,418

Hotels, Restaurants & Leisure - 0.96%
Hyatt Hotels Corp.		64,300	3,079,970

Specialty Retail - 5.77%
Group 1 Automotive, Inc.		29,700	1,314,522
Office Depot, Inc.		7,152,900	11,730,756
Sonic Automotive, Inc.		419,000	5,564,320
			18,609,598
TOTAL CONSUMER DISCRETIONARY			25,485,861

ENERGY - 8.61%
Energy Equipment & Services - 4.94%
Frank's International NV (a)		5,037,500	13,047,125
National Oilwell Varco, Inc.		170,900	1,679,947
NexTier Oilfield Solutions, Inc. (a)		827,437	968,101
Nine Energy Service, Inc. (a) (l)		91,100	73,636
Quintana Energy Services, Inc. (a)		183,200	159,384
			15,928,193
Oil, Gas & Consumable Fuels - 3.67%
Altus Midstream Company (a)		2,072,300	1,554,225
Berry Corp.		242,700	584,907
Cairn Energy PLC (a) (v)		605,700	574,164
Equitrans Midstream Corp. (l)		1,125,100	5,659,253
Range Resources Corp. (a) (l)		1,406,500	3,206,820
Rockhopper Exploration PLC (a)		3,333,500	244,291
			11,823,660
TOTAL ENERGY			27,751,853

FINANCIALS - 36.92%
Banks - 15.31%
Associated Banc-Corp		72,600	928,554
The Bank of NT Butterfield & Son Ltd.		814,200	13,865,826
First Hawaiian, Inc.		631,700	10,442,001
First Horizon National Corp.		976,431	7,870,034
Investors Bancorp, Inc.		212,800	1,700,272
Popular, Inc.		414,600	14,511,000
			49,317,687
Capital Markets - 7.86%
Evercore, Inc.		385,800	17,769,948
Lazard Ltd.		46,200	1,088,472
Stifel Financial Corp.		156,700	6,468,576
			25,326,996
Consumer Finance - 1.48%
SLM Corp.		662,600	4,764,094

Insurance - 11.80%
CNO Financial Group, Inc.		712,300	8,825,397
Enstar Group Ltd. (a)		125,579	19,973,340
Global Indemnity Ltd.		361,436	9,216,618
			38,015,355
Thrifts & Mortgage Finance - 0.47%
Luther Burbank Corp.		165,700	1,519,469
TOTAL FINANCIALS			118,943,601

HEALTH CARE - 2.57%
Health Care Providers & Services - 2.57%
Hanger, Inc. (a)		370,300	5,769,274
Triple-S Management Corp. (a)		177,400	2,501,340
TOTAL HEALTH CARE			8,270,614

INDUSTRIALS - 16.58%
Aerospace & Defense - 1.52%
Embraer SA - ADR (a)		661,400	4,894,360

Building Products - 2.03%
Armstrong Flooring, Inc. (a)		865,500	1,237,665
Resideo Technologies, Inc. (a)		1,099,180	5,320,031
			6,557,696
Commercial Services & Supplies - 0.36%
Quad/Graphics, Inc.		455,600	1,148,112

Construction & Engineering - 1.71%
Fluor Corp.		797,600	5,511,416

Machinery - 2.85%
EnPro Industries, Inc.		107,700	4,262,766
Miller Industries, Inc.		134,500	3,803,660
Navistar International Corp. (a)		66,900	1,103,181
			9,169,607
Marine - 3.00%
Matson, Inc.		315,900	9,672,858

Professional Services - 0.90%
Hudson Global, Inc. (a) (o)		209,360	1,790,028
Korn Ferry		45,200	1,099,264
			2,889,292
Road & Rail - 2.53%
AMERCO		28,100	8,164,455

Trading Companies & Distributors - 1.68%
Rush Enterprises, Inc.		170,000	5,426,400
TOTAL INDUSTRIALS			53,434,196

INFORMATION TECHNOLOGY - 11.23%
Communications Equipment - 1.12%
Casa Systems, Inc. (a)		203,500	712,250
CommScope Holding Company, Inc. (a)		318,700	2,903,357
			3,615,607
Electronic Equipment, Instruments & Components - 5.16%
Arrow Electronics, Inc. (a)		235,500	12,215,385
Avnet, Inc.		67,400	1,691,740
Belden, Inc.		75,600	2,727,648
			16,634,773
IT Services - 2.41%
KBR, Inc.		313,600	6,485,248
WEX, Inc. (a)		12,300	1,285,965
			7,771,213
Semiconductors & Semiconductor Equipment - 2.54%
Diodes, Inc. (a)		201,000	8,167,635
TOTAL INFORMATION TECHNOLOGY			36,189,228

MATERIALS - 0.00%
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (i) (o)		800,300	3,376
TOTAL MATERIALS			3,376

REAL ESTATE - 3.73%
Equity Real Estate Investment Trusts - 3.35%
Colony Capital, Inc.		1,128,000	1,974,000
Seritage Growth Properties (a) (l)		966,900	8,808,459
			10,782,459
Real Estate Management & Development - 0.38%
The RMR Group, Inc.		45,300	1,221,741
TOTAL REAL ESTATE			12,004,200

UTILITIES - 5.71%
Electric Utilities - 2.89%
Portland General Electric Company		194,500	9,324,330

Multi-Utilities - 2.82%
Avista Corp.		213,800	9,084,362
TOTAL UTILITIES			18,408,692

Total common stocks (Cost $515,925,337)			313,290,936
Total long-term investments (Cost $515,925,337)			313,290,936

COLLATERAL FOR SECURITIES ON LOAN - 3.05%
Money Market Funds - 3.05%
Invesco Government & Agency Portfolio - Institutional Class, 0.43%^		9,835,100	9,835,100
Total collateral for securities on loan (Cost $9,835,100)			9,835,100

	Principal
SHORT-TERM INVESTMENTS - 0.00%	Amount
Time Deposits - 0.00%
Brown Brothers Harriman & Co., 0.04%, 04/01/2020*	CAD	115	82
Total short-term investments (Cost $85)			82

Total investments - 100.28% (Cost $525,760,522)			323,126,118

Liabilities in excess of other assets - (0.28)%			(905,295)

Net assets - 100.00%			$322,220,823

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $5,613,716, which represented 1.74% of net assets.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $9,542,495.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2020, is set forth below:

Issuer Name	Value at July 1, 2019	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Net Realized Gains (Losses)	Value at March 31, 2020	Dividends	Shares Held at March 31, 2020
Hudson Global, Inc.	$2,723,562	$-	$(64,744)	$(1,960,342)	$1,091,552	$1,790,028	$-	$209,360
MDC Partners, Inc.	9,294,768	734,340	(161,851)	(118,821)	(4,138,096)	5,610,340	-	3,869,200
Noranda Aluminum Holding Corp.	9,203	-	-	-	(5,827)	3,376	-	800,300
	$12,027,533	$734,340	$(226,595)	$(2,079,163)	$(3,052,371)	$7,403,744	$-

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $574,164, which represented 0.18% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$312,716,772
Money Market Funds	9,835,100
Time Deposits	82
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	574,164
Level 3 --- Significant unobservable inputs	-

Total Investments	$323,126,118

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.